PP&E - Movements for materials and others PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in impairment of materials and others PP&E
At the beginning of the year	$ 5,696,731
At the end of the period	6,789,118	$ 5,696,731
Impairment loss recognized	10,783
Materials | Net carrying value
Movements in impairment of materials and others PP&E
At the beginning of the year	467,094
At the end of the period	640,820	467,094
Materials | Allowance for obsolescence and impairment of materials
Movements in impairment of materials and others PP&E
At the beginning of the year	42,439	63,001
Decreases	514	19,752
Currency translation adjustments	(292)	810
At the end of the period	42,217	42,439
Materials | Impairment allowance
Movements in impairment of materials and others PP&E
At the beginning of the year	(42,439)
At the end of the period	(42,217)	(42,439)
PP&E without material | Net carrying value
Movements in impairment of materials and others PP&E
At the beginning of the year	5,757,248
At the end of the period	6,859,618	5,757,248
Impairment loss recognized		12,587
PP&E without material | Impairment allowance
Movements in impairment of materials and others PP&E
At the beginning of the year	(18,078)	(7,102)
Increases	(10,205)
Reclassifications		(12,587)
Uses		1,611
At the end of the period	$ (28,283)	$ (18,078)